Retirement Benefit Plans - Disclosure of Movements in Present Value of Defined Benefit Obligations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	£ 41	£ 31	£ 33
Net interest income	(7)	(5)	(18)
Past service cost	41	1	1
Remeasurement due to actuarial movements arising from:
- Changes in demographic assumptions	(56)	(151)	30
- Experience adjustments	15	(11)	(80)
- Changes in financial assumptions	(674)	700	2,025
Present value of defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	(11,583)	(11,082)
Current service cost	(27)	(30)
Current service cost paid by other subsidiaries	(14)	(1)
Current service cost paid by fellow Banco Santander subsidiaries		(12)
Net interest income	(282)	(305)
Employer salary sacrifice contributions	(6)	(6)
Past service cost	(1)	(1)
GMP equalisation cost	(40)
Remeasurement due to actuarial movements arising from:
- Changes in demographic assumptions	56	151
- Experience adjustments	(15)	11
- Changes in financial assumptions	674	(700)
Benefits paid	433	392
Ending balance	£ (10,805)	£ (11,583)	£ (11,082)